Convertible notes payable (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Debt Disclosure [Abstract]
Schedule of convertible notes payable

Convertible notes payable due to Vista View Ventures Inc. consisted of the following at April 30, 2016 and July 31, 2015:

	April 30, 2016	July 31, 2015

Convertible note in the original principal amount of $516,920, issued October 31, 2013 maturing October 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	$320,342	$320,342
Convertible note in the original principal amount of $83,265, issued November 30, 2013 maturing November 30, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	83,265	83,265
Convertible note in the original principal amount of $117,719, issued January 1, 2014 maturing January 1, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	117,719	117,719
Convertible note in the original principal amount of $401,075, issued July 31, 2014 maturing July 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	401,075	401,075
Convertible note in the original principal amount of $331,561, issued October 31, 2014 maturing October 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	331,561	331,561
Convertible note in the original principal amount of $269,815, issued January 31, 2015 maturing January 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.025 per share	269,815	269,815
Convertible note in the original principal amount of $266,112, issued April 30, 2015 maturing April 30, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.90 per share	266,112	266,112
Convertible note in the original principal amount of $275,461, issued July 31, 2015 maturing July 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.80 per share.	275,461	275,461
Convertible note in the original principal amount of $521,122, issued October 31, 2015 maturing October 31, 2018, bearing interest at 10% per year, convertible into common stock at a rate of $0.45 per share.	521,122	—
Convertible note in the original principal amount of $161,937, issued January 31, 2016 maturing January 31, 2019, bearing interest at 10% per year, convertible into common stock at a rate of $0.14 per share.	161,937	—
Convertible note in the original principal amount of $127,693, issued April 30, 2016, maturing April 30, 2019, bearing interest at 10% per year, convertible into common stock at a 60% discount to the market price.	127,693	—
Total convertible notes payable	2,876,102	2,065,350

Less: current portion of convertible notes payable	(1,789,889)	(922,401)
Less: discount on noncurrent convertible notes payable	(1,029,704)	(1,093,340)
Long-term convertible notes payable, net of discount	$56,509	$49,609

Current portion of convertible notes payable	1,789,889	922,401
Less: discount on current convertible notes payable	(789,723)	(512,883)
Current convertible notes payable, net of discount	$1,000,166	$409,518

Convertible notes payable due to Vista View Ventures Inc. consisted of the following at July 31, 2015 and July 31, 2014:

	July 31, 2015	July 31, 2014

Convertible note in the original principal amount of $516,920, issued October 31, 2013 and due October 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	$320,342	$424,415
Convertible note in the original principal amount of $83,265, issued November 30, 2013 and due November 30, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	83,265	83,265
Convertible note in the original principal amount of $117,719, issued January 1, 2014 and due January 1, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	117,719	117,719
Convertible note in the original principal amount of $401,075, issued July 31, 2014 and due July 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	401,075	401,075
Convertible note in the original principal amount of $331,561, issued October 31, 2014 and due October 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	331,561	—
Convertible note in the original principal amount of $269,815, issued January 31, 2015 and due January 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.025 per share	269,815	—
Convertible note in the original principal amount of $266,112, issued April 30, 2015 and due April 30, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.90 per share	266,112	—
Convertible note in the original principal amount of $275,461, issued July 31, 2015 and due July 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.80 per share.	275,461	—
Total convertible notes payable	2,065,350	1,026,474

Less: current portion of convertible notes payable	(922,401)	—
Less: discount on noncurrent convertible notes payable	(1,093,340)	(955,723)
Long-term convertible notes payable, net of discount	$49,609	$70,751

Current portion of convertible notes payable	922,401	—
Less: discount on current convertible notes payable	(512,883)	—
Long-term convertible notes payable, net of discount	$409,518	$—

Schedule of convertible notes issued

During the nine months ended April 30, 2016, the Company signed convertible promissory notes that refinance non-interest bearing advances into convertible notes payable. The convertible promissory notes bear interest at 10% per annum and are payable along with accrued interest. The convertible promissory note and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
October 31, 2015	October 31, 2018	10%	Fixed at $0.45 per share	$521,122
January 31, 2016	January 31, 2019	10%	Fixed at $0.14 per share	161,937
April 30, 2016	April 30, 2019	10%	60% discount to market	127,693
				$810,752

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note	Beneficial Conversion Discount
October 31, 2014	October 31, 2016	10%	$0.01	$331,561	$331,561
January 31, 2015	January 31, 2017	10%	$0.01	269,815	269,815
April 30, 2015	April 30, 2017	10%	$0.90	266,112	266,112
July 31, 2015	July 31, 2017	10%	$0.80	275,461	275,461
Total				$$1,142,949	$$1,142,949

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note
October 31, 2013	October 31, 2015	10%	$0.02	$516,920
November 30, 2013	November 30, 2015	10%	0.01	83,265
January 31, 2014	January 31, 2016	10%	0.01	117,719
July 31, 2014	July 31, 2016	10%	0.01	401,075
Total				$1,118,979

Schedule of conversions into common stock

Date	Amount Converted	Number of Shares Issued
December 8, 2014	$60,000	30,000
December 9, 2014	60,000	30,000
June 2, 2015	1,520	76,000
June 5, 2015	1,440	72,000
June 29, 2015	1,000	50,000
July 8, 2015	600	30,000
July 17, 2015	1,640	82,000
July 23, 2015	649	32,450
Total	$126,849	402,450